Derivative Financial Instruments and Hedging Activities (Summary of Derivative Instruments (Gain) Loss) (Details) - Foreign currency forward contracts [Member] - Designated as Hedging Instrument [Member] - Cash Flow Hedging [Member]
$ in Millions
12 Months Ended
Jan. 02, 2016 USD ($)
Derivative Instruments, (Gain) Loss [Line Items]
Pre-tax (Gain) Loss recognized in other comprehensive income on effective portion of derivative	$ (23)
Cost of Sales [Member]
Derivative Instruments, (Gain) Loss [Line Items]
Pre-tax (Gain) Loss reclassified from Accumulated Other Comprehensive Income	(10)
Ineffective Portion of (Gain) Loss on derivatives excluded from effectiveness testing	$ 0